Marketable Securities and Securities Investments (Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	¥ 7,418,512	¥ 6,842,072
Held-to-maturity securities, Gross unrealized gains	2,462,696	2,080,142
Held-to-maturity securities, Gross unrealized losses	(6,572)	(19,587)
Held-to-maturity securities, Fair value	9,874,636	8,902,627
Marketable securities and securities investments, Cost	10,021,664	9,240,711
Marketable securities and securities investments, Gross unrealized gains	2,775,728	2,330,395
Marketable securities and securities investments, Gross unrealized losses	(9,943)	(20,843)
Marketable securities and securities investments, Fair value	12,787,449	11,550,263
Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	2,603,152	2,398,639
Available-for-Sale securities, Gross unrealized gains	313,032	250,253
Available-for-Sale securities, Gross unrealized losses	(3,371)	(1,256)
Available-for-Sale securities, Fair value	2,912,813	2,647,636
Japanese national government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	6,204,505	6,042,635
Held-to-maturity securities, Gross unrealized gains	2,098,885	2,016,786
Held-to-maturity securities, Gross unrealized losses	(1,397)
Held-to-maturity securities, Fair value	8,301,993	8,059,421
Japanese national government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	1,552,036	1,422,620
Available-for-Sale securities, Gross unrealized gains	210,459	220,989
Available-for-Sale securities, Gross unrealized losses	(566)	(20)
Available-for-Sale securities, Fair value	1,761,929	1,643,589
Japanese local government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	2,504	3,518
Held-to-maturity securities, Gross unrealized gains	331	388
Held-to-maturity securities, Fair value	2,835	3,906
Japanese local government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	69,132	67,461
Available-for-Sale securities, Gross unrealized gains	73	70
Available-for-Sale securities, Gross unrealized losses	(33)	(34)
Available-for-Sale securities, Fair value	69,172	67,497
Japanese corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	482,050	409,329
Held-to-maturity securities, Gross unrealized gains	61,176	44,348
Held-to-maturity securities, Gross unrealized losses	(4,754)	(5,845)
Held-to-maturity securities, Fair value	538,472	447,832
Japanese corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	202,164	202,433
Available-for-Sale securities, Gross unrealized gains	19,112	17,178
Available-for-Sale securities, Gross unrealized losses	(567)	(223)
Available-for-Sale securities, Fair value	220,709	219,388
Foreign government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	723,937	386,392
Held-to-maturity securities, Gross unrealized gains	302,297	18,609
Held-to-maturity securities, Gross unrealized losses		(13,742)
Held-to-maturity securities, Fair value	1,026,234	391,259
Foreign government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	198,777	153,429
Available-for-Sale securities, Gross unrealized gains	81,014	8,669
Available-for-Sale securities, Gross unrealized losses	(14)	(603)
Available-for-Sale securities, Fair value	279,777	161,495
Foreign corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	98	198
Held-to-maturity securities, Gross unrealized gains	7	11
Held-to-maturity securities, Fair value	105	209
Foreign corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	361,422	360,299
Available-for-Sale securities, Gross unrealized gains	507	944
Available-for-Sale securities, Gross unrealized losses	(2,179)	(376)
Available-for-Sale securities, Fair value	359,750	360,867
Securitized products
Schedule of Investments [Line Items]
Available-for-Sale securities, Gross unrealized losses	(12)
Held-to-maturity securities, Cost	5,418
Held-to-maturity securities, Gross unrealized losses	(421)
Held-to-maturity securities, Fair value	4,997
Securitized products | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	205,223	190,111
Available-for-Sale securities, Gross unrealized gains	0	1
Available-for-Sale securities, Fair value	205,223	190,112
Other
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	14,398	2,286
Available-for-Sale securities, Gross unrealized gains	1,867	2,402
Available-for-Sale securities, Fair value	¥ 16,253	¥ 4,688